Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares Institutional) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares
Annual Total Return
2013	1.38%
2012	5.78%
2011	2.99%
2010	5.58%